Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 30, 2014
Trading Symbol	CEP
Entity Registrant Name	Constellation Energy Partners LLC
Entity Central Index Key	0001362705
Entity Filer Category	Smaller Reporting Company